Subsidiaries and Other Equity Investments - Other Equity Investments (Details)	12 Months Ended
Dec. 31, 2017
China DataCom Corporation Limited, Guangzhou, China
SUBSIDIARIES
Ownership	28.30%
Convercent, Inc., Denver, CO, United States
SUBSIDIARIES
Ownership	40.93%
Procurement Negocios Eletronicos S/A, Rio de Janeiro, Brazil
SUBSIDIARIES
Ownership	17.00%
StayNTouch Inc., Bethesda, MD, United States
SUBSIDIARIES
Ownership	44.72%
Visage Mobile, Inc., Milwaukee, WI, United States
SUBSIDIARIES
Ownership	26.62%
Yapta, Inc., Seattle, WA, United States
SUBSIDIARIES
Ownership	47.01%